Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate fair value asset	$ 0.3	$ 0.1
Aggregate fair value liability	157.4	216.7
Restricted cash	$ 4.1	$ 30.2